Sale of Cybersecurity Assets (Details Narrative) (10 K) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	Mar. 19, 2018	Mar. 16, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Sale of asset in consideration	$ 60	$ 60		$ 60	$ 60
Percentage of average trading volume of common stock	20.00%
Promissory Note [Member]
Sale of asset in consideration	$ 1,000	$ 1,000
Percentage of average trading volume of common stock		20.00%